Financial risk - Macroeconomic assumptions by country (Details)	Dec. 31, 2022	Dec. 31, 2021
Base | BRAZIL
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.90%	2.70%
ComEx Growth Index (Var.%)	7.10%	9.50%
Base | CHILE
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.70%	3.40%
ComEx Growth Index (Var.%)	3.10%	12.40%
Base | COLOMBIA
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.60%	4.60%
ComEx Growth Index (Var.%)	8.40%	10.70%
Base | MEXICO
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.90%	3.00%
ComEx Growth Index (Var.%)	6.40%	9.40%
Base | DOMINICAN REPUBLIC
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.80%	6.20%
ComEx Growth Index (Var.%)	5.80%	11.00%
Base | GUATEMALA
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.50%	3.50%
ComEx Growth Index (Var.%)	5.80%	8.10%
Base | PANAMA
Disclosure of financial assets [line items]
GDP Growth (Var.%)	5.00%	5.60%
ComEx Growth Index (Var.%)	6.20%	5.60%
Base | PERU
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.90%	4.90%
ComEx Growth Index (Var.%)	4.90%	11.70%
Upside | BRAZIL
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.90%	3.70%
ComEx Growth Index (Var.%)	10.60%	13.00%
Upside | CHILE
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.80%	4.50%
ComEx Growth Index (Var.%)	6.60%	15.90%
Upside | COLOMBIA
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.70%	5.70%
ComEx Growth Index (Var.%)	11.40%	13.70%
Upside | MEXICO
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.90%	4.00%
ComEx Growth Index (Var.%)	10.40%	13.40%
Upside | DOMINICAN REPUBLIC
Disclosure of financial assets [line items]
GDP Growth (Var.%)	6.00%	7.40%
ComEx Growth Index (Var.%)	9.30%	14.50%
Upside | GUATEMALA
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.50%	4.50%
ComEx Growth Index (Var.%)	8.80%	11.10%
Upside | PANAMA
Disclosure of financial assets [line items]
GDP Growth (Var.%)	6.50%	7.10%
ComEx Growth Index (Var.%)	9.20%	8.60%
Upside | PERU
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.90%	5.90%
ComEx Growth Index (Var.%)	8.40%	15.20%
Downside | BRAZIL
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.50%	1.30%
ComEx Growth Index (Var.%)	3.10%	5.50%
Downside | CHILE
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.50%	2.20%
ComEx Growth Index (Var.%)	(0.90%)	8.40%
Downside | COLOMBIA
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.30%	3.30%
ComEx Growth Index (Var.%)	4.90%	7.20%
Downside | MEXICO
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.70%	1.80%
ComEx Growth Index (Var.%)	1.90%	4.90%
Downside | DOMINICAN REPUBLIC
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.50%	4.90%
ComEx Growth Index (Var.%)	1.80%	7.00%
Downside | GUATEMALA
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.30%	2.30%
ComEx Growth Index (Var.%)	2.30%	4.60%
Downside | PANAMA
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.60%	4.20%
ComEx Growth Index (Var.%)	2.70%	2.10%
Downside | PERU
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.70%	3.70%
ComEx Growth Index (Var.%)	0.90%	7.70%